Borrowings - Maturity (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 29,234	$ 14,625
2026	8,244	7,295
2027	4,561	8,244
2028		4,561
Total Debt	$ 55,050	$ 34,725	$ 9,545